Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i on Form 5500: Schedule of Assets (Held at End of Year)
Cardinal Health 401(k) Savings Plan for Employees of Puerto Rico
Schedule H, Line 4i on Form 5500: Schedule of Assets (Held at End of Year)*
December 31, 2025
EIN: 31-0958666 Plan Number: 062

(a)	(b)	(c)	(e)
	Identity of issuer, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, maturity or par value	Current value
	Mutual funds:
	Dodge & Cox	Stock Fund	3,477,936
	JPMorgan	SmartRetirement 2030 Fund	2,752,218
	JPMorgan	SmartRetirement 2040 Fund	2,923,987
	JPMorgan	SmartRetirement 2035 Fund	2,940,490
	JPMorgan	SmartRetirement 2045 Fund	2,201,197
	JPMorgan	SmartRetirement 2050 Fund	2,428,908
	JPMorgan	SmartRetirement 2055 Fund	1,552,400
	JPMorgan	SmartRetirement 2025 Fund	751,485
**	Vanguard	Total International Stock Index Fund	999,517
	JPMorgan	SmartRetirement 2060 Fund	600,935
	JPMorgan	SmartRetirement Income Fund	369,801
	JPMorgan	SmartRetirement 2065 Fund	140,415

	Common collective trusts:
	Fidelity Management Trust Company	Growth Company Commingled Pool	10,370,588
**	Vanguard Fiduciary Trust Company	500 Index Trust	6,547,077
**	Vanguard Fiduciary Trust Company	Extended Market Index Trust	4,026,859
	FIAM Trust Company	Core Plus Commingled Pool	1,529,063
	Fidelity Management Trust Company	Diversified International Commingled Pool	1,907,394
**	Vanguard Fiduciary Trust Company	Total Bond Market Index Trust	462,627
	SEI Trust Company	Short-Term Investment Fund	158,290

	Common shares:
**	Cardinal Health, Inc.	Common shares	9,365,457

	Loans:
**	Participant loans	Various maturity dates, with interest rates ranging from 4.25% to 9.50%	1,846,104
	Total		$57,352,748

*	Other columns required by the U.S. Department of Labor’s Annual Reporting and Disclosure Requirements under ERISA have been omitted because they are not applicable.
**	Denotes party-in-interest.